UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	1/31/2014

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of January 31, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 96.9%
FOREIGN BONDS — 65.7%
Belgium — 1.8%
Kingdom of Belgium, Notes, 144A	8.875%	12/01/24		500	$ 679,016
Kingdom of Belgium, Notes, MTN	5.000%	04/24/18	GBP	2,000	3,645,214

					4,324,230

Brazil — 4.0%
Brazil Notas do Tesouro Nacionalie B, Series NTNB, Notes	6.000%	08/15/50	BRL	424	361,987
Brazilian Government International Bond, Unsec’d. Notes	11.000%	06/26/17	EUR	2,142	3,716,408
Cia Energetica de Sao Paulo, Sr. Unsec’d. Notes, MTN, 144A	9.750%	01/15/15	BRL	2,850	1,743,173
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%	02/10/22		200	222,000
Petrobras Global Finance BV, Gtd. Notes	4.375%	05/20/23		2,000	1,762,322
Petrobras International Finance Co., Gtd. Notes	5.375%	01/27/21		900	888,638
Republic of Brazil, Sr. Unsec’d. Notes	4.875%	01/22/21		500	523,500
Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A	5.875%	09/25/22		240	227,525

					9,445,553

Bulgaria — 0.1%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250%	07/09/17	EUR	100	145,829

Canada — 0.4%
Agrium, Inc., Sr. Unsec’d. Notes	6.125%	01/15/41		25	27,847
Barrick North America Finance LLC, Gtd. Notes	5.750%	05/01/43		120	111,157
Canadian Government Bond, Unsec’d. Notes(a)	2.750%	06/01/22	CAD	200	186,970
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500%	05/15/18		77	90,731
TransAlta Corp., Sr. Unsec’d. Notes	6.650%	05/15/18		200	228,774
Xstrata Canadian Finance Ltd., Gtd. Notes, 144A	2.850%	11/10/14		250	253,392

					898,871

China — 2.3%
China Government Bond, Sr. Unsec’d. Notes	1.800%	12/01/15	CNY	1,000	163,822
China Government Bond, Sr. Unsec’d. Notes	2.380%	07/19/14	CNY	15,060	2,485,042
China Government Bond, Sr. Unsec’d. Notes	3.300%	10/27/14	CNY	2,970	493,570
China Government Bond, Sr. Unsec’d. Notes, RegS	1.850%	06/29/15	CNY	12,000	1,960,958
China Government International Bond, Sr. Unsec’d. Notes	4.250%	10/28/14	EUR	280	387,351

					5,490,743

Colombia — 0.8%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000%	02/26/24		1,000	952,500
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%	02/25/20		715	1,018,875

					1,971,375

Costa Rica — 0.2%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, 144A	4.375%	04/30/25		500	434,375

Croatia — 0.6%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.500%	01/05/15	EUR	1,050	1,473,639

Cyprus — 1.0%
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.750%	11/01/15	EUR	300	379,324
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	4.625%	02/03/20	EUR	1,700	1,948,884

					2,328,208

Czech Republic — 0.5%
Czech Republic International, Sr. Unsec’d. Notes, MTN	3.625%		04/14/21	EUR	284	422,390
Czech Republic International, Sr. Unsec’d. Notes, RegS	2.875%		11/23/16	CHF	600	708,101

						1,130,491

Finland — 0.3%
Finland Government International Bond, Series E, Sr. Unsec’d. Notes, MTN	2.250%		01/18/17	SEK	5,000	782,650

France — 1.7%
French Treasury Notes BTAN, Bonds(a)(b)	2.500%		07/25/16	EUR	2,900	4,127,704

Germany — 2.3%
Bundesobligation, Bonds	1.000%		10/12/18	EUR	490	674,241
Bundesrepublik Deutschland, Bonds	2.000%		08/15/23	EUR	1,500	2,099,763
Bundesrepublik Deutschland, Bonds	3.000%		07/04/20	EUR	440	671,053
RWE AG, Jr. Sub. Notes, RegS	4.625	%(c)	09/28/49	EUR	200	275,473
Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, MTN, 144A	7.875%		10/01/20	EUR	275	416,329
Techem GmbH, Sr. Sec’d. Notes, MTN, 144A	6.125%		10/01/19	EUR	500	730,798
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500%		09/15/22	EUR	450	639,237

						5,506,894

Greece — 2.2%
Hellenic Republic Government Bond, Series PSI, RegS	2.000	%(d)	02/24/23	EUR	850	764,650
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, Series 9RG	5.800%		07/14/15	JPY	150,000	1,387,394
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes, Series 12RG(e)	5.250%		02/01/16	JPY	340,000	3,061,564

						5,213,608

Hong Kong — 0.1%
Hong Kong SAR Government Bond, Sr. Unsec’d. Notes, RegS	5.125%		08/01/14		200	204,123

Hungary — 3.0%
Hungary Government International Bond, Sr. Unsec’d. Notes, MTN	4.000%		05/20/16	CHF	500	562,510
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	4.375%		07/04/17	EUR	1,000	1,400,931
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.500%		05/06/14	GBP	325	540,144
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.750%		06/11/18	EUR	500	724,897
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	2,500	3,675,231
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes, 144A	6.250%		10/21/20		265	273,613

						7,177,326

Iceland — 0.4%
Iceland Government International Bond, Unsec’d. Notes, RegS	4.875%		06/16/16		1,000	1,045,000

India — 0.6%
Bharti Airtel International Netherlands Bank, Gtd. Notes, 144A	5.125%		03/11/23		200	185,250
State Bank of India, Sr. Unsec’d. Notes, MTN, RegS	4.500%		11/30/15	EUR	700	975,733
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000%		01/31/19		350	331,625

						1,492,608

Indonesia — 1.3%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300%		05/20/23		500	423,750
Perusahaan Penerbit SBSN Indonesia, Sr. Unsec’d. Notes, RegS	4.000%		11/21/18		2,200	2,172,500
Perusahaan Penerbit SBSN Indonesia, Unsec’d. Notes, 144A	6.125%		03/15/19		375	398,438
PT Adaro Indonesia, Sr. Unsec’d. Notes, RegS	7.625%		10/22/19		130	136,338

						3,131,026

Ireland — 1.4%
Ireland Government Bond	4.400%		06/18/19	EUR	2,230	3,371,813

Israel — 0.6%
Israel Government International Bond, Sr. Unsec’d. Notes, MTN	3.750%		10/12/15	EUR	1,000	1,411,963

Italy — 7.6%
Italy Buoni Poliennali del Tesoro, Bonds	4.750%		05/01/17	EUR	5,520	8,135,305
Italy Buoni Poliennali del Tesoro, Bonds	5.500%		11/01/22	EUR	300	464,426
Italy Buoni Poliennali del Tesoro, Bonds	6.500%		11/01/27	EUR	2,295	3,856,665
Italy Government International Bond, Series E, Sr. Unsec’d. Notes, MTN, RegS	2.500%		03/02/15	CHF	100	112,248
Italy Government International Bond, Series E, Sr. Unsec’d. Notes, MTN, RegS	5.750%		07/25/16	EUR	201	298,027
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	6.000%		08/04/28	GBP	100	177,091
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	125,000	1,252,059
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY	92,000	936,245
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	144,000	1,462,001
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	5.500%		12/15/14	JPY	62,000	627,971
Wind Acquisition Finance SA, Sec’d. Notes, 144A	11.750%		07/15/17	EUR	150	213,433
Wind Acquisition Finance SA, Sec’d. Notes, 144A	11.750%		07/15/17		100	105,500
Wind Acquisition Finance SA, Sec’d. Notes, RegS	11.750%		07/15/17	EUR	300	426,866

						18,067,837

Japan — 0.4%
MUFG Capital Finance 1 Ltd., Gtd. Notes	6.346	%(c)	07/29/49		120	130,080
Nomura Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		800	808,341

						938,421

Latvia — 0.5%
Republic of Latvia, Sr. Unsec’d. Notes, RegS	5.250%		02/22/17		1,000	1,087,500

Lithuania — 0.6%
Lithuania Government International Bond, Sr. Unsec’d. Notes	3.750%		02/10/16	EUR	1,000	1,417,223

Malaysia — 0.4%
1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS	3.928%		06/04/15		825	855,393

Mexico — 4.4%
Mexico Government International Bond, Series G, Sr. Unsec’d. Notes, MTN	4.250%	07/14/17	EUR	2,954	4,327,912
Mexico Government International Bond, Series G, Sr. Unsec’d. Notes, MTN	6.750%	02/06/24	GBP	825	1,633,563
Mexico Government International Bond, Series G, Sr. Unsec’d. Notes, MTN	11.000%	05/08/17	ITL	250,000	224,637
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	2,075	2,683,549
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	5.625%	01/15/17		526	583,860
Petroleos Mexicanos, Gtd. Notes	3.500%	01/30/23		370	334,572
Petroleos Mexicanos, Gtd. Notes	4.875%	01/24/22		300	305,132
Petroleos Mexicanos, Gtd. Notes, MTN	8.250%	06/02/22	GBP	206	424,875

					10,518,100

Netherlands — 0.2%
UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A	6.625%	07/01/20		475	503,500

Panama — 1.3%
Panama Government International Bond, Sr. Unsec’d. Notes	5.200%	01/30/20		800	868,800
Panama Government International Bond, Sr. Unsec’d. Notes	6.700%	01/26/36		1,700	1,899,750
Panama Government International Bond, Sr. Unsec’d. Notes	10.750%	05/15/20		275	364,375

					3,132,925

Peru — 1.2%
Peruvian Government International Bond, Sr. Unsec’d. Notes	7.350%	07/21/25		500	622,500
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	9.910%	05/05/15	PEN	5,800	2,202,069

					2,824,569

Philippines — 2.4%
Philippine Government International Bond, Sr. Unsec’d. Notes	3.900%	11/26/22	PHP	60,000	1,251,103
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%	03/15/16	EUR	2,881	4,205,417
Power Sector Assets & Liabilities Management Corp., Gtd. Notes, RegS	7.250%	05/27/19		250	297,813

					5,754,333

Poland — 2.8%
Poland Government International Bond, Series 9, Sr. Unsec’d. Notes, RegS	2.340%	11/13/14	JPY	200,000	1,988,040
Poland Government International Bond, Series E, Sr. Unsec’d. Notes, MTN	2.125%	03/31/14	CHF	500	552,915
Poland Government International Bond, Series E, Sr. Unsec’d. Notes, MTN	3.625%	02/01/16	EUR	500	714,350
Poland Government International Bond, Series E, Sr. Unsec’d. Notes, MTN, RegS	2.625%	05/12/15	CHF	3,000	3,399,879

					6,655,184

Portugal — 2.1%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.500%	03/25/15		270	274,260
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	3.850%	04/15/21	EUR	300	386,611

Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	4.750%	06/14/19	EUR	2,410	3,358,223
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	6.400%	02/15/16	EUR	750	1,088,481

					5,107,575

Romania — 1.4%
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	5.000%	03/18/15	EUR	1,307	1,825,199
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	6.500%	06/18/18	EUR	1,000	1,530,784

					3,355,983

Russia — 3.2%
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		500	527,500
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS	5.092%	11/29/15		1,000	1,062,900
Lukoil International Finance BV, Gtd. Notes, 144A	7.250%	11/05/19		130	147,875
Raspadskaya OJSC via Raspadskaya Securities Ltd., Sr. Unsec’d. Notes, 144A	7.750%	04/27/17		250	253,125
Rosneft Finance SA, Gtd. Notes, 144A	6.625%	03/20/17		175	191,406
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	7.500%	03/31/30		3,933	4,528,274
Sibur Securities Ltd., Gtd. Notes, 144A	3.914%	01/31/18		300	288,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	7.748%	02/02/21		295	317,863
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, 144A	6.875%	05/29/18		315	341,775

					7,658,718

Serbia — 0.3%
Republic of Serbia, Bonds, 144A	4.875%	02/25/20		750	714,375

Singapore — 0.2%
Berau Capital Resources, Sr. Sec’d. Notes, RegS	12.500%	07/08/15		400	421,000

Slovak Republic — 0.4%
Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS	4.375%	05/21/22		1,000	1,040,000

Slovenia — 2.1%
Slovenia Government Bond, Sr. Unsec’d. Notes, RegS	4.375%	02/06/19	EUR	300	416,994
Slovenia Government International Bond, Bonds, 144A	5.850%	05/10/23		1,500	1,528,110
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.750%	05/10/18		1,500	1,534,200
Slovenia Government International Bond, Sr. Unsec’d Notes, RegS	4.750%	05/10/18		1,500	1,534,200

					5,013,504

South Africa — 1.4%
Sasol Financing International PLC, Gtd. Notes	4.500%	11/14/22		400	371,960
South Africa Government International Bond, Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	2,047	2,899,675

					3,271,635

South Korea — 0.5%
Republic of Korea, Sr. Unsec’d. Notes	3.625%	11/02/15	EUR	880	1,248,699

Spain — 4.7%
Nara Cable Funding Ltd., Sr. Sec’d. Notes, RegS	8.875%		12/01/18	EUR	400	584,800
Spain Government Bond, Sr. Unsub. Notes	5.850%		01/31/22	EUR	3,705	5,867,986
Spain Government International Bond, Sr. Unsec’d. Notes, 144A	4.000%		03/06/18		3,660	3,834,655
Spain Government International Bond, Sr. Unsec’d. Notes, RegS	4.000%		03/06/18		1,000	1,047,720

						11,335,161

Turkey — 0.9%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375%		11/04/16		200	203,300
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500%		02/16/17	EUR	1,148	1,650,475
Turkey Government International Bond, Sr. Unsec’d. Notes	5.875%		04/02/19	EUR	247	360,215

						2,213,990

United Kingdom — 1.0%
Hong Kong & Shanghi Bank Holdings PLC, Sr. Unsec’d. Notes	4.875%		01/14/22		150	164,345
Hong Kong & Shanghi Bank Holdings PLC, Sr. Unsec’d. Notes	5.100%		04/05/21		85	95,002
Hong Kong & Shanghi Bank Holdings PLC, Sub. Notes	6.500%		09/15/37		125	148,777
Lloyds Bank PLC, Gtd. Notes	4.200%		03/28/17		575	625,130
Lloyds Bank PLC, Gtd. Notes	6.375%		01/21/21		500	603,004
Lloyds Bank PLC, Gtd. Notes, MTN, 144A	5.800%		01/13/20		245	285,352
Royal Bank of Scotland Group PLC (The), Sr. Unsec’d. Notes, MTN	6.400%		10/21/19		150	173,681
Royal Bank of Scotland PLC (The), Gtd. Notes	6.125%		01/11/21		325	377,673

						2,472,964

Uruguay — 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes	6.875%		01/19/16	EUR	103	150,655
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	119	189,389

						340,044

TOTAL FOREIGN BONDS (cost $152,058,710)						157,056,662

ASSET-BACKED SECURITIES — 9.8%
Collateralized Loan Obligations — 0.8%
Ares Enhanced Loan Investment Strategy Ltd., Series 2005-2A, Class A2, 144A	0.499	%(c)	01/26/20		84	82,765
Avoca CLO I BV, Series II-A, Class A1, 144A	0.729	%(c)	01/15/20	EUR	240	322,491
Four Corners CLO Ltd., Series 2006-3A, Class A, 144A	0.487	%(c)	07/22/20		351	347,010
LightPoint Pan-European CLO PLC, Series 2006-1A, Class A, 144A	0.478	%(c)	01/31/22	EUR	124	164,893
Mountain Capital CLO IV Ltd., Series 2005-4A, Class A1L, 144A	0.493	%(c)	03/15/18		87	86,323
North Westerly CLO BV, Series II-A, Class A, 144A	0.721	%(c)	09/14/19	EUR	191	256,013
Shackleton CLO Ltd., Series 2013-3A, Class B2, 144A	3.440%		04/15/25		250	246,356
Slater Mill Loan Fund LP, Series 2012-1A, Class B, 144A	2.888	%(c)	08/17/22		250	247,518
Trimaran CLO VI Ltd., Series 2006-2A, Class A1L, 144A	0.492	%(c)	11/01/18		182	180,546

						1,933,915

Residential Mortgage-Backed Securities — 9.0%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.058	%(c)	09/25/33		281	261,875
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4	1.118	%(c)	04/25/35		1,000	902,279
Aegis Asset-Backed Securities Trust, Series 2004-2, Class A5	1.058	%(c)	06/25/34		449	444,038

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.118	%(c)	09/25/34		400	393,592
Argent Securities, Inc., Series 2004-W6, Class M1	0.708	%(c)	05/25/34		221	215,140
Argent Securities, Inc., Series 2005-W2, Class A2C	0.518	%(c)	10/25/35		1,452	1,312,397
Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	3.008	%(c)	08/25/32		712	666,104
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.210	%(c)	01/15/34		1,252	1,202,379
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.058	%(c)	03/25/34		354	330,941
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.883	%(c)	04/25/34		247	218,420
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	0.558	%(c)	05/25/34		209	203,081
Citicorp Residential Mortgage Trust, Series 2006-2, Class A4	5.775%		09/25/36		563	571,422
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	0.878	%(c)	10/25/34		100	100,108
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.658	%(c)	03/25/33		194	190,284
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.983	%(c)	08/25/34		982	895,833
Fremont Home Loan Trust, Series 2004-1, Class M1	0.833	%(c)	02/25/34		421	380,990
Fremont Home Loan Trust, Series 2004-B, Class M1	1.028	%(c)	05/25/34		910	836,951
Granite Master Issuer PLC, Series 2007-1, Class 5A1, RegS	0.702	%(c)	12/20/54	GBP	1,567	2,552,792
Granite Master Issuer PLC, Series 2007-1, Class 6A1, RegS	0.672	%(c)	12/20/54	GBP	301	489,839
GSAMP Trust, Series 2004-FM1, Class M1	1.133	%(c)	11/25/33		211	204,740
GSAMP Trust, Series 2005-HE5, Class M1	0.578	%(c)	11/25/35		1,000	942,539
Home Equity Asset Trust, Series 2004-3, Class M1	1.013	%(c)	08/25/34		616	575,606
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.498	%(c)	04/25/36		1,000	932,999
Hong Kong & Shanghi Bank Home Equity Loan Trust, Series 2007-2, Class A4	0.457	%(c)	07/20/36		400	377,644
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.013	%(c)	07/25/34		568	545,538
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.858	%(c)	09/25/34		375	346,443
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	0.958	%(c)	08/25/35		231	218,906
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.208	%(c)	09/25/33		305	287,687
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.208	%(c)	12/25/33		365	351,649
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.028	%(c)	11/25/34		437	388,064
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.088	%(c)	06/25/34		604	562,085
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.073	%(c)	07/25/34		226	214,567
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.138	%(c)	02/25/33		383	362,716
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.283	%(c)	10/25/33		373	360,721
New Century Home Equity Loan Trust, Series 2005-C, Class A2C	0.408	%(c)	12/25/35		770	718,485
Option One Mortgage Loan Trust, Series 2003-6, Class A2	0.818	%(c)	11/25/33		327	304,159
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.930	%(c)	09/25/34		152	150,728
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.863	%(c)	03/25/34		106	100,148
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.158	%(c)	09/25/34		376	366,008
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.588	%(c)	05/25/35		530	495,569
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37		507	533,068

						21,508,534

TOTAL ASSET-BACKED SECURITIES (cost $21,219,241)						23,442,449

BANK LOANS(c) — 1.1%
Consumer — 0.1%
OGF SA (France)	4.658%		10/30/20	EUR	250	341,633

Financials — 0.2%
Scandlines GmbH (Germany)	4.703%		12/03/20	EUR	375	512,299

Gaming — 0.1%
CCM Merger, Inc.	5.000%		03/01/17		123	124,670

Healthcare & Pharmaceutical — 0.3%
Alere, Inc.	3.160%		06/30/16		99	98,763
Alere, Inc.	4.250%		06/30/17		100	100,278
Alere, Inc.	4.250%		06/30/17		37	36,867
DaVita, Inc.	4.000%		11/01/19		221	222,332
RPI Finance Trust	3.250%		11/09/18		149	148,711

						606,951

Retailers — 0.3%
Alliance Boots Ltd. (United Kingdom)	3.970%		07/09/17	GBP	400	656,737

Technology — 0.1%
First Data Corp.	4.246%		09/24/18		300	300,675

TOTAL BANK LOANS (cost $2,467,720)						2,542,965

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.8%
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A (cost $2,006,870)	5.750	%(c)	06/15/49		1,810	1,997,189

CORPORATE BONDS — 17.9%
Aerospace & Defense — 0.3%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22		350	352,625
Textron, Inc., Sr. Unsec’d. Notes	5.600%		12/01/17		100	111,499
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		200	236,629

						700,753

Airlines — 0.3%
Continental Airlines, Pass-Through Trust, Series 2010-1 Class A, Pass-Through Certificates	4.750%		01/12/21		86	92,289
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22		202	230,080
Delta Air Lines, Inc., Pass-Through Trust, Series 2010-2, Class A, Pass-Through Certificates	4.950%		05/23/19		19	21,002
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19		202	222,347
United Airlines, Inc., Series 071A, Pass-Through Certificates	6.636%		07/02/22		104	112,270

						677,988

Automotive — 0.5%
Delphi Corp., Gtd. Notes	5.875%		05/15/19		350	368,375
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16		460	489,763
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%		09/15/15		225	241,288

						1,099,426

Banking — 5.0%
Bank of America Corp., Jr. Sub. Notes	8.125	%(c)	12/29/49		700	778,820
Bank of America Corp., Jr. Sub. Notes, Ser.K	8.000	%(c)	12/29/49		235	259,988
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44		305	307,168
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42		410	465,501
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18		200	239,327
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22		425	450,733
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		110	157,653

Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19		605	778,576
Citigroup, Inc., Sub. Notes	5.500%		02/15/17		300	333,500
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21		1,200	1,315,948
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		205	239,213
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	7.500%		02/15/19		1,300	1,585,594
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		185	205,554
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(c)	04/29/49		450	497,790
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		30	32,133
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.350%		08/15/21		830	883,918
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41		500	554,590
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18		150	172,852
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42		325	385,543
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.625%		09/23/19		1,970	2,250,745

						11,895,146

Brokerage — 0.2%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.875%		04/15/21		500	579,048
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875%		05/02/18		100	22,250

						601,298

Building Materials & Construction — 0.3%
CRH America, Inc., Gtd. Notes	8.125%		07/15/18		110	136,203
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22		270	266,728
Toll Brothers Finance Corp., Gtd. Notes	5.150%		05/15/15		420	437,850

						840,781

Cable — 0.8%
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%		11/15/21		325	354,250
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%		02/15/19		185	216,450
Time Warner Cable, Inc., Gtd. Notes	6.750%		07/01/18		195	220,347
Time Warner Cable, Inc., Gtd. Notes	8.750%		02/14/19		300	360,703
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP	500	840,238

						1,991,988

Capital Goods — 1.6%
Actuant Corp., Gtd. Notes	5.625%		06/15/22		400	404,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $273,750; purchased 02/09/10)(e)(g)	6.375%		10/15/17		250	289,915
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/11)(e)(g)	7.000%		10/15/37		190	234,045
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $998,520; purchased 09/24/12)(e)(g)	2.500%		03/15/16		1,000	1,027,867
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $124,879; purchased 05/08/12)(e)(g)	3.125%		05/11/15		125	128,639
Pentair Finance SA, Gtd. Notes	2.650%		12/01/19		750	732,653
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22		750	843,750
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21		225	242,230

						3,903,099

Chemicals — 0.3%
Ashland, Inc., Gtd. Notes	4.750%		08/15/22		300	287,250
Ashland, Inc., Sr. Unsec’d. Notes	3.875%		04/15/18		175	177,844
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39		152	235,753

						700,847

Consumer — 0.3%
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%		10/01/19	350	376,301
Service Corp. International, Sr. Unsec’d. Notes	7.000%		06/15/17	250	281,875

					658,176

Electric — 0.3%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		10/15/17	250	291,250
AES Corp. (The), Sr. Unsec’d. Notes	9.750%		04/15/16	250	293,750
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%		09/01/18	105	124,857
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	50	59,804

					769,661

Energy — Integrated — 0.1%
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.375%		01/26/19	200	201,000

Energy — Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	175	201,011
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	35	40,909
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	170	174,260
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	200	236,064
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	65	70,439

					722,683

Foods — 0.7%
ARAMARK Corp., Gtd. Notes, 144A	5.750%		03/15/20	475	492,813
ConAgra Foods, Inc., Sr. Unsec’d. Notes	7.000%		04/15/19	250	300,598
Darling International, Inc., Gtd. Notes	8.500%		12/15/18	200	222,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $175,275; purchased 12/08/11)(e)(g)	7.250%		06/01/21	190	197,600
Stater Brothers Holdings, Inc., Gtd. Notes	7.750%		04/15/15	350	351,313
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	90	100,392

					1,664,716

Gaming — 0.1%
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21	205	222,169

Healthcare & Pharmaceutical 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	280	287,712
Amgen, Inc., Sr. Unsec’d. Notes	5.375%		05/15/43	45	47,957
HCA, Inc., Gtd. Notes	8.000%		10/01/18	250	296,250
HCA, Inc., Sr. Unsec’d. Notes, MTN	9.000%		12/15/14	35	37,100
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	70	86,113

					755,132

Insurance — 1.1%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%		11/15/20	30	33,713
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16	250	286,778
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	75	89,235
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	100	125,609
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	300	345,143
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(c)	03/29/67	140	154,350
Hartford Financial Services Group, Inc.(The), Sr. Unsec’d. Notes	5.125%		04/15/22	175	192,925
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	90	101,710
Lincoln National Corp., Jr. Sub. Notes	6.050	%(c)	04/20/67	30	29,550
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	80	95,660
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	200	259,457
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	50	58,320
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(c)	06/15/37	100	108,250

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39		210	269,510
Unum Group, Sr. Unsec’d. Notes	7.125%	09/30/16		245	280,063
Willis Group Holdings PLC, Gtd. Notes	4.125%	03/15/16		100	105,306

					2,535,579

Media & Entertainment — 1.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37		415	470,383
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29		225	269,466
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30		500	528,750
News America, Inc., Gtd. Notes	6.900%	08/15/39		60	73,501
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	4.950%	04/01/14		600	602,820
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%	08/15/16		450	518,625
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	11.125%	06/01/18		200	216,000
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42		233	208,295

					2,887,840

Metals — 0.2%
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18		400	426,000

Non-Captive Finance — 0.5%
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%	09/01/14		200	206,000
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16		75	80,344
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19		125	135,625
SLM Corp., Sr. Unsec’d. Notes, MTN	5.050%	11/14/14		510	524,025
SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17		75	81,285
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18		225	260,719

					1,287,998

Oil, Gas & Consumable Fuels — 0.2%
Reliance Holdings USA, Inc., Gtd. Notes, 144A	5.400%	02/14/22		400	412,711

Packaging — 0.1%
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		140	158,200

Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		130	147,663
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		75	96,907
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18		150	185,063
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%	09/01/19		450	543,984
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19		175	187,905

					1,161,522

Pipelines & Other — 0.4%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%	08/15/33		170	203,958
Northwest Pipeline LLC, Sr. Unsec’d. Notes	6.050%	06/15/18		75	86,988
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21		600	640,500

					931,446

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105		300	338,377

Real Estate Investment Trusts — 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14		185	194,713
Hospitality Properties Trust, Sr. Unsec’d. Notes	7.875%	08/15/14		250	250,498
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, MTN	5.750%	10/01/20	EUR	200	285,252

					730,463

Technology — 1.0%
Ceridian Corp., Gtd. Notes	11.250%	11/15/15	200	201,000
CommScope, Inc., Gtd. Notes, 144A	8.250%	01/15/19	304	330,220
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22	655	627,981
Seagate HDD Cayman, Gtd. Notes	6.875%	05/01/20	300	323,250
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	305	311,100
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20	150	164,813
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375%	06/15/18	400	433,500

				2,391,864

Telecommunications — 0.6%
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	2.381%	12/15/17	200	199,270
MetroPCS Wireless, Inc., Gtd. Notes	7.875%	09/01/18	250	266,875
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17	465	527,259
Sprint Nextel Corp., Sr. Unsec’d. Notes	7.000%	08/15/20	400	431,000

				1,424,404

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	81	128,278
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	60	63,249
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	80	99,622
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	300	347,891

				639,040

TOTAL CORPORATE BONDS (cost $39,905,782)				42,730,307

MUNICIPAL BONDS — 1.4%
California — 0.1%
University of California, BABs, Revenue Bonds	5.770%	05/15/43	150	177,526

Connecticut — 0.1%
State of Connecticut Special Tax Obligation Revenue Bonds, BABs	5.459%	11/01/30	275	297,368

District of Columbia — 0.1%
District of Columbia, Income Tax Revenue Bonds, BABs	5.582%	12/01/35	175	200,205

Illinois — 0.1%
Chicago Illinois Board of Education, Taxable Series E, BABs	6.138%	12/01/39	100	94,814

New York — 0.1%
City of New York, NY, Revenue Bonds, BABs	5.968%	03/01/36	250	294,283

Ohio — 0.4%
Ohio State Turnpike Commission, BABs, Revenue Bonds, Series A-1,	5.000%	02/15/48	1,000	1,019,260

Puerto Rico — 0.3%
Commonwealth of Puerto Rico, General Obligation Bonds	5.500%	07/01/16	120	121,073
Puerto Rico Electric Power Authority, Series CCC	4.250%	07/01/23	200	120,352
Puerto Rico Electric Power Authority, Series DDD	5.000%	07/01/20	640	458,202

				699,627

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Revenue Bonds	6.731%	07/01/43	125	144,870

Texas — 0.1%
University of Texas, Perm. University, BABs	5.262%	07/01/39	250	284,430

TOTAL MUNICIPAL BONDS (cost $3,089,317)				3,212,383

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bonds(a) (cost $280,050)	2.875%	05/15/43	335	288,519

			Shares
PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.875%(c) (cost $100,000)			4,000	108,520

TOTAL LONG-TERM INVESTMENTS (cost $221,127,690)				231,378,994

SHORT-TERM INVESTMENTS — 3.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(h) (cost $4,152,533)			4,152,533	4,152,533

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 1.3%
U.S. Treasury Bill(a) (cost $3,019,044)	0.101%(i)	05/29/14	3,020	3,019,686

		Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Put Option
United States Dollar/Chinese Yuan @ FX Rate 6.085, expiring 01/13/15 (cost $51,225)(j)		Citigroup Global Markets	5,000	45,487

TOTAL SHORT-TERM INVESTMENTS (cost $7,222,802)				7,217,706

TOTAL INVESTMENTS — 99.9% (cost $228,350,492)(k)				238,596,700
Other assets in excess of liabilities(l) — 0.1%				315,730

NET ASSETS — 100.0%				$ 238,912,430

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security

BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Cetip Interbank Deposit
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swaps
COLIBOR	Colombia Interbank Offered Rate
CP	Commercial Paper
EIBOR	Emirates Interbank Offered Rate
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
PRIBOR	Prague Interbank Offered Rate
SOR	Swap Offer Rate
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso

PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

#	Principal or Notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(d)	The rate shown reflects the coupon rate after the step date.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate cost of the restricted securities is $1,793,666. The aggregate value of $1,878,066, is approximately 0.8% of net assets.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(i)	Rate quoted represents yield-to-maturity as of purchase date.
(j)	The amount represents the fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.
(k)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$237,998,290

Appreciation	5,961,790
Depreciation	(5,363,380)

Net Unrealized Appreciation	$598,410

The book basis may differ from tax basis due to certain tax related adjustments.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
94	2 Year U.S. Treasury Notes	Mar. 2014	$20,694,209	$20,699,094	$4,885
18	10 Year U.S. Treasury Notes	Mar. 2014	2,224,444	2,263,500	39,056
26	U.S. Long Bond	Mar. 2014	3,376,344	3,473,437	97,093
37	U.S. Ultra Bond	Mar. 2014	5,114,014	5,321,062	207,048

					348,082

	Short Positions:
20	3 Month Euro CHF	Jun. 2014	5,515,861	5,518,116	(2,255)
181	5 Year U.S. Treasury Notes	Mar. 2014	21,873,325	21,833,125	40,200
57	Euro Schatz	Mar. 2014	8,505,294	8,505,988	(694)

					37,251

					$385,333

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Argentina Peso, Expiring 02/07/2014	Citigroup Global Markets	ARS	1,704	$240,000	$209,695	$(30,305)
Expiring 02/07/2014	Citigroup Global Markets	ARS	10,377	1,461,607	1,277,047	(184,560)
Australian Dollar, Expiring 04/15/2014	Citigroup Global Markets	AUD	851	749,500	740,998	(8,502)
Expiring 04/15/2014	Deutsche Bank	AUD	1,388	1,213,200	1,208,595	(4,605)
Expiring 04/15/2014	JPMorgan Chase	AUD	834	727,900	726,579	(1,321)
Expiring 04/15/2014	UBS AG	AUD	3,658	3,203,273	3,185,838	(17,435)
Brazilian Real, Expiring 04/14/2014	BNP Paribas	BRL	1,749	727,500	711,342	(16,158)
Expiring 04/14/2014	Citigroup Global Markets	BRL	2,910	1,201,412	1,183,328	(18,084)
British Pound, Expiring 04/28/2014	Citigroup Global Markets	GBP	2,178	3,608,931	3,578,739	(30,192)
Expiring 04/28/2014	Citigroup Global Markets	GBP	4,900	8,141,999	8,049,149	(92,850)
Canadian Dollar, Expiring 04/25/2014	Citigroup Global Markets	CAD	483	435,200	432,875	(2,325)
Expiring 04/25/2014	Citigroup Global Markets	CAD	972	887,153	870,831	(16,322)
Expiring 04/25/2014	Deutsche Bank	CAD	1,342	1,204,800	1,202,125	(2,675)
Expiring 04/25/2014	UBS AG	CAD	808	728,500	724,380	(4,120)
Chilean Peso, Expiring 03/05/2014	Citigroup Global Markets	CLP	388,600	733,000	696,875	(36,125)
Expiring 03/05/2014	Citigroup Global Markets	CLP	394,170	737,800	706,864	(30,936)
Expiring 03/05/2014	Citigroup Global Markets	CLP	457,176	860,000	819,853	(40,147)
Expiring 03/05/2014	Citigroup Global Markets	CLP	458,513	858,800	822,251	(36,549)
Expiring 03/05/2014	Citigroup Global Markets	CLP	519,203	977,600	931,086	(46,514)
Chinese Yuan, Expiring 04/15/2014	Citigroup Global Markets	CNY	1,037	171,602	170,918	(684)
Expiring 04/15/2014	Hong Kong & Shanghai Bank	CNY	6,212	1,028,094	1,023,837	(4,257)
Expiring 04/15/2014	JPMorgan Chase	CNY	39,925	6,607,885	6,580,419	(27,466)
Expiring 04/15/2014	UBS AG	CNY	8,903	1,473,305	1,467,315	(5,990)
Colombian Peso, Expiring 04/14/2014	Citigroup Global Markets	COP	1,645,505	843,200	811,672	(31,528)
Czech Koruna, Expiring 04/24/2014	Barclays Capital Group	CZK	29,382	1,445,800	1,440,069	(5,731)
Expiring 04/24/2014	Barclays Capital Group	CZK	52,704	2,604,906	2,583,114	(21,792)
Expiring 04/24/2014	Citigroup Global Markets	CZK	14,692	725,300	720,067	(5,233)
Expiring 04/24/2014	Deutsche Bank	CZK	15,036	749,400	736,964	(12,436)
Euro, Expiring 04/28/2014	Barclays Capital Group	EUR	7,074	9,671,106	9,541,551	(129,555)
Expiring 04/28/2014	Barclays Capital Group	EUR	7,074	9,671,106	9,541,551	(129,555)

Expiring 04/28/2014	Citigroup Global Markets	EUR	59	79,942	79,712	(230)
Expiring 04/28/2014	Deutsche Bank	EUR	218	295,405	294,260	(1,145)
Hungarian Forint, Expiring 04/24/2014	JPMorgan Chase	HUF	919,897	4,115,061	3,949,860	(165,201)
Indian Rupee, Expiring 02/03/2014	Citigroup Global Markets	INR	37,129	590,400	592,208	1,808
Expiring 02/03/2014	Citigroup Global Markets	INR	39,250	638,100	626,029	(12,071)
Expiring 02/03/2014	Citigroup Global Markets	INR	47,499	749,200	757,613	8,413
Expiring 02/03/2014	Citigroup Global Markets	INR	53,397	860,000	851,687	(8,313)
Expiring 02/03/2014	Citigroup Global Markets	INR	53,589	858,800	854,745	(4,055)
Expiring 02/03/2014	Citigroup Global Markets	INR	63,980	1,005,100	1,020,474	15,374
Expiring 02/03/2014	Deutsche Bank	INR	439,646	6,978,513	7,012,350	33,837
Expiring 02/03/2014	UBS AG	INR	439,646	6,981,284	7,012,350	31,066
Expiring 02/03/2014	UBS AG	INR	932,989	14,658,688	14,881,152	222,464
Expiring 03/04/2014	Credit Suisse First Boston Corp.	INR	677,115	10,634,752	10,731,193	96,441
Expiring 03/04/2014	Hong Kong & Shanghai Bank	INR	667,008	10,469,447	10,571,026	101,579
Expiring 03/04/2014	UBS AG	INR	23,019	364,000	364,820	820
Expiring 03/04/2014	UBS AG	INR	677,115	10,627,241	10,731,194	103,953
Indonesia Rupiah, Expiring 04/14/2014	UBS AG	IDR	7,268,531	601,600	587,559	(14,041)
Expiring 04/14/2014	UBS AG	IDR	10,375,576	843,200	838,720	(4,480)
Expiring 04/14/2014	UBS AG	IDR	11,713,878	971,300	946,903	(24,397)
Israeli New Shekel, Expiring 04/30/2014	Citigroup Global Markets	ILS	3,628	1,038,441	1,030,560	(7,881)
Expiring 04/30/2014	Deutsche Bank	ILS	2,543	728,300	722,345	(5,955)
Japanese Yen, Expiring 04/25/2014	JPMorgan Chase	JPY	620,996	6,071,000	6,080,837	9,837
Expiring 04/28/2014	Citigroup Global Markets	JPY	75,733	725,300	741,601	16,301
Expiring 04/28/2014	Citigroup Global Markets	JPY	301,203	2,889,467	2,949,461	59,994
Expiring 04/28/2014	Goldman Sachs & Co.	JPY	894,681	8,647,101	8,760,949	113,848
Expiring 04/28/2014	UBS AG	JPY	894,681	8,647,937	8,760,949	113,012
Malaysian Ringgit, Expiring 04/10/2014	BNP Paribas	MYR	513	155,444	152,797	(2,647)
Expiring 04/10/2014	Citigroup Global Markets	MYR	2,376	722,800	707,179	(15,621)
Expiring 04/10/2014	Goldman Sachs & Co.	MYR	521	159,037	155,112	(3,925)
Expiring 04/10/2014	Hong Kong & Shanghai Bank	MYR	521	157,790	155,113	(2,677)
Expiring 04/10/2014	UBS AG	MYR	3,970	1,206,700	1,181,484	(25,216)
Mexican Peso, Expiring 04/25/2014	Citigroup Global Markets	MXN	11,536	860,909	856,851	(4,058)

Expiring 04/25/2014	Credit Suisse First Boston Corp.	MXN	8,145	602,400	604,975	2,575
Expiring 04/25/2014	Credit Suisse First Boston Corp.	MXN	8,155	606,000	605,741	(259)
Expiring 04/25/2014	Credit Suisse First Boston Corp.	MXN	9,843	728,300	731,087	2,787
Expiring 04/25/2014	Credit Suisse First Boston Corp.	MXN	53,212	3,976,544	3,952,416	(24,128)
Expiring 04/25/2014	Deutsche Bank	MXN	24,375	1,819,800	1,810,500	(9,300)
New Taiwanese Dollar, Expiring 03/04/2014	UBS AG	TWD	34,858	1,183,651	1,151,713	(31,938)
New Zealand Dollar, Expiring 04/15/2014	Barclays Capital Group	NZD	6,115	5,053,281	4,918,107	(135,174)
Expiring 04/15/2014	UBS AG	NZD	879	723,500	707,239	(16,261)
Expiring 10/23/2014	Goldman Sachs & Co.	NZD	969	780,800	765,331	(15,469)
Norwegian Krone, Expiring 04/24/2014	JPMorgan Chase	NOK	16,805	2,718,873	2,668,982	(49,891)
Peruvian Nuevo Sol, Expiring 02/04/2014	BNP Paribas	PEN	3,957	1,401,373	1,400,489	(884)
Expiring 02/04/2014	Citigroup Global Markets	PEN	1,373	491,900	486,019	(5,881)
Expiring 02/04/2014	Citigroup Global Markets	PEN	2,760	983,700	976,640	(7,060)
Philippine Peso, Expiring 03/17/2014	Barclays Capital Group	PHP	19,328	432,857	426,183	(6,674)
Expiring 09/17/2014	Citigroup Global Markets	PHP	32,187	733,200	708,175	(25,025)
Expiring 09/17/2014	UBS AG	PHP	33,083	727,900	727,879	(21)
Polish Zloty, Expiring 04/24/2014	Citigroup Global Markets	PLN	1,494	483,600	471,344	(12,256)
Expiring 04/24/2014	Citigroup Global Markets	PLN	19,960	6,461,331	6,297,996	(163,335)
Romanian Leu, Expiring 04/24/2014	Barclays Capital Group	RON	2,406	725,200	712,404	(12,796)
Expiring 04/24/2014	Hong Kong & Shanghai Bank	RON	13,634	4,070,899	4,037,027	(33,872)
Russian Ruble, Expiring 04/17/2014	BNP Paribas	RUB	20,283	599,577	567,848	(31,729)
Singapore Dollar, Expiring 04/17/2014	Credit Suisse First Boston Corp.	SGD	1,237	970,600	968,746	(1,854)
Expiring 04/17/2014	Credit Suisse First Boston Corp.	SGD	3,098	2,427,600	2,426,509	(1,091)
South African Rand, Expiring 04/25/2014	Citigroup Global Markets	ZAR	8,961	800,700	795,839	(4,861)
South Korean Won, Expiring 04/08/2014	Hong Kong & Shanghai Bank	KRW	7,255,467	6,744,879	6,751,052	6,173
Swedish Krona, Expiring 04/24/2014	Credit Suisse First Boston Corp.	SEK	43,838	6,759,470	6,682,227	(77,243)
Swiss Franc, Expiring 04/24/2014	Deutsche Bank	CHF	6,012	6,726,700	6,635,733	(90,967)
Thai Baht, Expiring 02/12/2014	Barclays Capital Group	THB	19,926	626,105	603,255	(22,850)

Expiring 02/12/2014	Barclays Capital Group	THB	23,866	751,000	722,521	(28,479)
Expiring 02/12/2014	Barclays Capital Group	THB	47,622	1,477,200	1,441,727	(35,473)
Expiring 02/12/2014	Citigroup Global Markets	THB	47,746	1,472,500	1,445,486	(27,014)
Expiring 02/12/2014	Credit Suisse First Boston Corp.	THB	23,762	737,800	719,395	(18,405)
Expiring 02/12/2014	Credit Suisse First Boston Corp.	THB	47,666	1,475,600	1,443,079	(32,521)
Turkish Lira, Expiring 04/30/2014	Citigroup Global Markets	TRY	2,802	1,213,200	1,208,067	(5,133)
Expiring 04/30/2014	Deutsche Bank	TRY	2,142	922,000	923,653	1,653
Expiring 04/30/2014	Deutsche Bank	TRY	2,822	1,213,200	1,216,721	3,521
Expiring 04/30/2014	Deutsche Bank	TRY	7,711	3,253,000	3,324,203	71,203

				$240,898,378	$239,691,328	$(1,207,050)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Argentina Peso, Expiring 02/07/2014	Citigroup Global Markets	ARS	5,693	$813,233	$700,537	$112,696
Expiring 02/07/2014	Citigroup Global Markets	ARS	2,635	374,300	324,273	50,027
Expiring 02/07/2014	Citigroup Global Markets	ARS	2,011	286,100	247,438	38,662
Expiring 02/07/2014	Citigroup Global Markets	ARS	1,743	249,000	214,494	34,506
Australian Dollar, Expiring 04/15/2014	Deutsche Bank	AUD	1,383	1,204,800	1,204,326	474
Expiring 04/15/2014	Goldman Sachs & Co.	AUD	2,808	2,428,400	2,445,493	(17,093)
Expiring 04/15/2014	JPMorgan Chase	AUD	828	723,500	721,341	2,159
Brazilian Real, Expiring 04/14/2014	Barclays Capital Group	BRL	4,410	1,830,955	1,793,417	37,538
Expiring 04/14/2014	BNP Paribas	BRL	1,748	722,000	710,956	11,044
Expiring 04/14/2014	Citigroup Global Markets	BRL	1,796	727,900	730,500	(2,600)
Expiring 04/14/2014	Citigroup Global Markets	BRL	1,794	728,300	729,450	(1,150)
Expiring 04/14/2014	Citigroup Global Markets	BRL	1,775	722,900	721,866	1,034
Expiring 04/14/2014	Citigroup Global Markets	BRL	1,774	722,800	721,385	1,415
Expiring 04/14/2014	Citigroup Global Markets	BRL	1,192	485,700	484,690	1,010
British Pound, Expiring 04/25/2014	JPMorgan Chase	GBP	1,737	2,865,500	2,853,564	11,936
Canadian Dollar, Expiring 04/25/2014	Citigroup Global Markets	CAD	814	727,900	729,737	(1,837)
Expiring 04/25/2014	Citigroup Global Markets	CAD	678	606,000	607,681	(1,681)
Expiring 04/25/2014	Citigroup Global Markets	CAD	591	531,800	529,927	1,873

Chilean Peso, Expiring 03/05/2014	Citigroup Global Markets	CLP	914,240	1,708,700	1,639,505	69,195
Expiring 03/05/2014	Citigroup Global Markets	CLP	896,839	1,674,300	1,608,299	66,001
Expiring 03/05/2014	Citigroup Global Markets	CLP	403,667	722,900	723,896	(996)
Expiring 03/05/2014	Citigroup Global Markets	CLP	388,700	722,800	697,055	25,745
Expiring 03/05/2014	Citigroup Global Markets	CLP	268,190	485,500	480,945	4,555
Expiring 03/05/2014	Citigroup Global Markets	CLP	265,319	485,000	475,796	9,204
Chinese Yuan, Expiring 01/15/2015	Citigroup Global Markets	CNY	15,213	2,500,000	2,501,048	(1,048)
Colombian Peso, Expiring 04/14/2014	Citigroup Global Markets	COP	1,764,202	892,300	870,221	22,079
Expiring 04/14/2014	Citigroup Global Markets	COP	1,468,716	722,900	724,468	(1,568)
Expiring 04/14/2014	Citigroup Global Markets	COP	977,836	485,700	482,333	3,367
Czech Koruna, Expiring 04/24/2014	Deutsche Bank	CZK	78,980	3,878,200	3,870,995	7,205
Danish Krone, Expiring 04/24/2014	Barclays Capital Group	DKK	33,974	6,179,427	6,145,471	33,956
Expiring 04/24/2014	JPMorgan Chase	DKK	33,974	6,179,937	6,145,471	34,466
Euro, Expiring 04/28/2014	Deutsche Bank	EUR	357	481,900	481,524	376
Expiring 04/28/2014	Goldman Sachs & Co.	EUR	2,205	3,014,689	2,973,745	40,944
Hungarian Forint, Expiring 04/24/2014	Citigroup Global Markets	HUF	336,852	1,445,800	1,446,378	(578)
Expiring 04/24/2014	Deutsche Bank	HUF	435,982	1,940,100	1,872,023	68,077
Expiring 04/24/2014	Deutsche Bank	HUF	165,284	727,200	709,697	17,503
Indian Rupee, Expiring 02/03/2014	Citigroup Global Markets	INR	45,279	722,500	722,200	300
Expiring 02/03/2014	Credit Suisse First Boston Corp.	INR	677,115	10,705,370	10,799,965	(94,595)
Expiring 02/03/2014	Hong Kong & Shanghai Bank	INR	667,008	10,538,924	10,638,771	(99,847)
Expiring 02/03/2014	UBS AG	INR	677,115	10,700,295	10,799,965	(99,670)
Expiring 02/03/2014	UBS AG	INR	40,609	650,936	647,707	3,229
Expiring 03/04/2014	Citigroup Global Markets	INR	196,282	3,132,000	3,110,765	21,235
Expiring 03/04/2014	Citigroup Global Markets	INR	128,530	1,958,100	2,036,992	(78,892)
Expiring 03/04/2014	Citigroup Global Markets	INR	99,354	1,567,100	1,574,605	(7,505)
Expiring 03/04/2014	Citigroup Global Markets	INR	72,743	1,135,900	1,152,862	(16,962)
Expiring 03/04/2014	Citigroup Global Markets	INR	58,224	949,200	922,757	26,443
Expiring 03/04/2014	Citigroup Global Markets	INR	38,448	646,400	609,338	37,062
Expiring 03/04/2014	UBS AG	INR	217,438	3,742,800	3,446,047	296,753

Expiring 03/04/2014	UBS AG	INR	192,414	3,317,200	3,049,460	267,740
Expiring 03/04/2014	UBS AG	INR	188,963	3,280,600	2,994,757	285,843
Expiring 03/04/2014	UBS AG	INR	162,863	2,574,100	2,581,125	(7,025)
Expiring 03/04/2014	UBS AG	INR	138,271	2,157,300	2,191,374	(34,074)
Expiring 03/04/2014	UBS AG	INR	131,736	2,247,100	2,087,810	159,290
Expiring 03/04/2014	UBS AG	INR	113,548	1,964,500	1,799,557	164,943
Expiring 03/04/2014	UBS AG	INR	97,169	1,668,000	1,539,980	128,020
Expiring 03/04/2014	UBS AG	INR	74,665	1,282,800	1,183,328	99,472
Expiring 03/04/2014	UBS AG	INR	60,304	967,100	955,715	11,385
Expiring 03/04/2014	UBS AG	INR	38,382	656,100	608,291	47,809
Expiring 03/04/2014	UBS AG	INR	36,278	532,400	574,945	(42,545)
Indonesia Rupiah, Expiring 04/14/2014	UBS AG	IDR	29,357,985	2,362,816	2,373,182	(10,366)
Japanese Yen, Expiring 04/28/2014	JPMorgan Chase	JPY	74,647	728,300	730,967	(2,667)
Malaysian Ringgit, Expiring 04/10/2014	UBS AG	MYR	6,421	1,915,900	1,910,929	4,971
Mexican Peso, Expiring 04/25/2014	Deutsche Bank	MXN	21,600	1,612,500	1,604,405	8,095
Expiring 04/25/2014	Deutsche Bank	MXN	9,861	728,500	732,459	(3,959)
Expiring 04/25/2014	Deutsche Bank	MXN	5,832	435,200	433,192	2,008
New Taiwanese Dollar, Expiring 03/04/2014	Citigroup Global Markets	TWD	34,858	1,182,908	1,151,713	31,195
Expiring 03/04/2014	UBS AG	TWD	29,370	970,100	970,383	(283)
Expiring 03/18/2014	Citigroup Global Markets	TWD	21,874	732,300	723,105	9,195
Expiring 03/18/2014	Citigroup Global Markets	TWD	21,821	724,000	721,372	2,628
Expiring 03/18/2014	Citigroup Global Markets	TWD	21,622	733,200	714,783	18,417
New Zealand Dollar, Expiring 04/15/2014	UBS AG	NZD	1,497	1,204,800	1,203,959	841
Norwegian Krone, Expiring 04/24/2014	Barclays Capital Group	NOK	11,391	1,807,200	1,809,024	(1,824)
Expiring 04/24/2014	Credit Suisse First Boston Corp.	NOK	22,452	3,642,600	3,565,844	76,756
Expiring 04/24/2014	Credit Suisse First Boston Corp.	NOK	11,385	1,817,900	1,808,193	9,707
Peruvian Nuevo Sol, Expiring 02/04/2014	Citigroup Global Markets	PEN	2,778	982,400	983,171	(771)
Expiring 02/04/2014	Citigroup Global Markets	PEN	2,185	791,393	773,334	18,059
Expiring 02/04/2014	Citigroup Global Markets	PEN	1,702	602,100	602,147	(47)
Expiring 02/04/2014	Citigroup Global Markets	PEN	1,426	504,600	504,496	104
Expiring 04/29/2014	BNP Paribas	PEN	3,957	1,379,633	1,379,395	238
Philippine Peso, Expiring 03/17/2014	UBS AG	PHP	112,163	2,560,500	2,473,200	87,300
Polish Zloty, Expiring 04/24/2014	Citigroup Global Markets	PLN	5,730	1,807,200	1,807,984	(784)
Expiring 04/24/2014	Deutsche Bank	PLN	2,023	654,800	638,276	16,524

Russian Ruble, Expiring 04/17/2014	Citigroup Global Markets	RUB	51,865	1,498,800	1,452,013	46,787
Expiring 04/17/2014	Citigroup Global Markets	RUB	34,412	963,900	963,400	500
Expiring 04/17/2014	Citigroup Global Markets	RUB	25,662	727,900	718,433	9,467
Expiring 04/17/2014	Citigroup Global Markets	RUB	24,968	725,300	699,014	26,286
Expiring 04/17/2014	Citigroup Global Markets	RUB	17,100	485,500	478,737	6,763
Expiring 04/17/2014	Citigroup Global Markets	RUB	10,904	323,788	305,255	18,533
Expiring 04/17/2014	Toronto Dominion	RUB	11,712	346,200	327,889	18,311
Singapore Dollar, Expiring 04/17/2014	Citigroup Global Markets	SGD	928	725,300	726,634	(1,334)
Expiring 04/17/2014	Citigroup Global Markets	SGD	762	598,699	597,075	1,624
Expiring 04/17/2014	Credit Suisse First Boston Corp.	SGD	1,231	971,300	964,139	7,161
Expiring 04/17/2014	Credit Suisse First Boston Corp.	SGD	922	723,500	722,081	1,419
South African Rand, Expiring 04/25/2014	Citigroup Global Markets	ZAR	8,218	728,300	729,916	(1,616)
Expiring 04/25/2014	Citigroup Global Markets	ZAR	2,321	205,203	206,140	(937)
South Korean Won, Expiring 04/08/2014	Citigroup Global Markets	KRW	774,159	722,500	720,337	2,163
Expiring 04/08/2014	UBS AG	KRW	3,823,860	3,496,900	3,558,018	(61,118)
Swedish Krona, Expiring 04/24/2014	Goldman Sachs & Co.	SEK	11,832	1,807,200	1,803,595	3,605
Swiss Franc, Expiring 04/24/2014	Credit Suisse First Boston Corp.	CHF	2,901	3,192,102	3,202,105	(10,003)
Expiring 04/24/2014	Credit Suisse First Boston Corp.	CHF	1,087	1,213,800	1,199,437	14,363
Expiring 04/24/2014	Goldman Sachs & Co.	CHF	1,090	1,213,200	1,202,902	10,298
Expiring 04/24/2014	UBS AG	CHF	662	727,500	730,139	(2,639)
Thai Baht, Expiring 02/12/2014	Barclays Capital Group	THB	23,789	732,400	720,214	12,186
Expiring 02/12/2014	Citigroup Global Markets	THB	40,129	1,255,200	1,214,878	40,322
Expiring 02/12/2014	Citigroup Global Markets	THB	24,104	755,700	729,724	25,976
Expiring 02/12/2014	Citigroup Global Markets	THB	23,966	753,800	725,548	28,252
Expiring 02/12/2014	Credit Suisse First Boston Corp.	THB	40,180	1,266,100	1,216,424	49,676
Expiring 02/12/2014	Credit Suisse First Boston Corp.	THB	11,987	373,500	362,902	10,598
Expiring 02/12/2014	Deutsche Bank	THB	27,514	848,400	832,979	15,421
Expiring 11/18/2014	Credit Suisse First Boston Corp.	THB	41,084	1,211,900	1,228,029	(16,129)
Turkish Lira, Expiring 04/30/2014	Barclays Capital Group	TRY	25,435	10,737,912	10,965,517	(227,605)

				$187,307,820	$185,267,248	$2,040,572

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Cross currency exchange contracts outstanding at January 31, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation(1)	Counterparty
04/24/2014	Buy	GBP	732	NOK	7,513	$9,845	Deutsche Bank
04/28/2014	Buy	JPY	123,241	EUR	892	3,442	Deutsche Bank

						$13,287

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Credit default swap agreements outstanding at January 31, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at January 31, 2014	Unrealized Depreciation (5)
Exchange-Traded credit default swaps on credit indices—Buy Protection(1)
CDX.NA.IG.20.V1	06/20/18	1.000%	5,400	$(57,518)	$(84,607)	$(27,089)
CDX.NA.IG.21.V1	12/20/18	1.000%	4,000	(41,045)	(53,225)	(12,180)

				(98,563)	(137,832)	(39,269)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1)
American International Group, Inc.	03/20/18	3.700%	250	$(31,916)	$—	$(31,916)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	600	(2,580)	3,682	(6,262)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	450	(519)	21,078	(21,597)	JPMorgan Chase
SLM Corp.	06/20/14	5.000%	510	(12,199)	7,580	(19,779)	JPMorgan Chase
Toll Brothers Financial Corp.	03/20/15	1.000%	420	(4,090)	555	(4,645)	Credit Suisse First Boston Corp.
Westvaco Corp.	09/20/19	1.000%	450	4,409	4,989	(580)	JPMorgan Chase

				$(46,895)	$37,884	$(84,779)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2)
Hewlett-Packard Co.	12/20/17	1.000%	800	0.737%	$9,000	$(81,584)	$90,584	Credit Suisse First Boston Corp.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1)
Kingdom of Belgium	03/20/14	1.000%	3,000	$(7,221)	$(3,306)	$(3,915)	JPMorgan Chase
Republic of France	03/20/14	0.250%	3,000	(1,487)	(264)	(1,223)	JPMorgan Chase

				$(8,708)	$(3,570)	$(5,138)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2)
Kingdom of Belgium	09/20/15	1.000%	1,300	0.137%	$20,040	$(41,964)	$62,004	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.613%	71,595	(14,500)	86,095	Hong Kong & Shanghai Bank
Republic of Brazil	03/20/18	1.000%	1,500	1.755%	(43,113)	(17,514)	(25,599)	Deutsche Bank
Republic of France	06/20/15	0.250%	5,000	0.148%	8,600	(176,315)	184,915	Barclays Capital Group
Republic of France	06/20/16	0.250%	2,700	0.232%	2,002	(156,882)	158,884	Barclays Capital Group
Republic of France	06/20/17	0.250%	2,500	0.342%	(7,014)	(194,311)	187,297	Barclays Capital Group

Republic of France	03/20/14	0.250%	5,000	0.102%	2,479	(66,080)	68,559	Citigroup Global Markets
Republic of France	12/20/16	0.250%	4,500	0.289%	(3,665)	(353,862)	350,197	Citigroup Global Markets
Republic of France	03/20/19	0.250%	1,200	0.557%	(18,012)	(14,962)	(3,050)	Deutsche Bank
Republic of France	03/20/24	0.250%	1,200	1.017%	(79,881)	(71,827)	(8,054)	Goldman Sachs & Co.
Republic of France	09/20/22	0.250%	3,000	0.935%	(158,097)	(290,349)	132,252	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.709%	(79,464)	(188,678)	109,214	JPMorgan Chase
Republic of France	03/20/22	0.250%	1,250	0.901%	(59,610)	(167,253)	107,643	Morgan Stanley
Republic of France	12/20/16	1.000%	1,000	0.289%	21,733	(31,892)	53,625	UBS AG
Republic of Indonesia	12/20/18	1.000%	1,200	2.255%	(68,113)	(70,888)	2,775	Goldman Sachs & Co.
Republic of Indonesia	09/20/18	1.000%	2,200	2.158%	(107,632)	(122,244)	14,612	UBS AG
Republic of Ireland	12/20/14	1.000%	2,000	0.311%	14,691	(399,762)	414,453	Hong Kong & Shanghai Bank
Republic of Ireland	06/20/18	1.000%	2,000	0.968%	5,120	(81,678)	86,798	Hong Kong & Shanghai Bank
Republic of Italy	12/20/16	1.000%	2,000	1.314%	(15,377)	(293,423)	278,046	UBS AG
Republic of Portugal	12/20/14	1.000%	1,500	0.966%	2,243	(412,057)	414,300	Barclays Capital Group
Republic of Portugal	03/20/14	1.000%	400	0.752%	610	(123,989)	124,599	Morgan Stanley
Republic of South Africa	12/20/18	1.000%	1,200	2.239%	(67,819)	(64,857)	(2,962)	Goldman Sachs & Co.

					$(558,684)	$(3,355,287)	$2,796,603

The Fund entered into credit default swaps as the protection seller on corporate issues and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at January 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(4)
Exchange-traded swap agreements:
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker’s Acceptance(1)	$167	$(93,438)	$(93,605)
EUR	10,700	09/03/15	0.629%	6 Month EURIBOR(1)	234	(53,499)	(53,733)
EUR	600	05/09/18	0.807%	6 Month EURIBOR(2)	—	(1,463)	(1,463)
EUR	5,550	09/03/18	1.352%	6 Month EURIBOR(1)	231	(145,469)	(145,700)
EUR	2,000	10/24/18	—	3 Month EURIBOR(3)	213	(2,139)	(2,352)
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	206	28,789	28,583
EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	221	55,819	55,598
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	—	(2,413)	(2,413)

EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	210	24,660	24,450
NOK	7,000	08/26/16	2.320%	6 Month NIBOR(2)	28	11,604	11,576
NZD	17,900	09/01/15	3.858%	3 Month NZD LIBOR(2)	131	(20,788)	(20,919)
SEK	13,300	08/26/16	1.930%	3 Month SEK LIBOR(2)	28	29,465	29,437
	54,300	07/17/15	0.519%	3 Month LIBOR(1)	—	(149,036)	(149,036)
	5,800	08/10/17	1.866%	3 Month LIBOR(2)	164	35,425	35,261
	21,000	08/08/19	3.111%	3 Month LIBOR(2)	202	185,227	185,025

					$2,035	$(97,256)	$(99,291)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)	Counterparty
Over-the-counter swap agreements:
AED	35,000	03/09/15	1.020%	3 Month EIBOR(1)	$(107,786)	$—	$(107,786)	Citigroup Global Markets
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	55,588	—	55,588	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	(17,783)	—	(17,783)	Citigroup Global Markets
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	(22,143)	—	(22,143)	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	(39,730)	—	(39,730)	Citigroup Global Markets
AUD	400	11/07/22	3.790%	6 Month BBSW(2)	(11,485)	—	(11,485)	Citigroup Global Markets
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	15,899	—	15,899	Citigroup Global Markets
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	(88,605)	—	(88,605)	Barclays Capital Group
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	(6,266)	—	(6,266)	Citigroup Global Markets
BRL	5,610	01/01/17	—	1 Day BZDIOVER(2)	(214,026)	—	(214,026)	Barclays Capital Group
BRL	8,819	01/02/17	—	1 Day BZDIOVER(2)	(202,103)	—	(202,103)	Hong Kong & Shanghai Bank
BRL	937	01/01/21	—	1 Day BZDIOVER(2)	(96,871)	—	(96,871)	Citigroup Global Markets
BRL	445	01/01/21	—	1 Day BZDIOVER(2)	(37,554)	—	(37,554)	Citigroup Global Markets
BRL	880	01/01/21	—	1 Day BZDIOVER(2)	(73,693)	—	(73,693)	Citigroup Global Markets
BRL	880	01/01/21	—	1 Day BZDIOVER(2)	(73,693)	—	(73,693)	Citigroup Global Markets
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	24,786	—	24,786	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	548	—	548	Citigroup Global Markets
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	564	—	564	Citigroup Global Markets
CAD	5,400	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	(67,776)	—	(67,776)	Citigroup Global Markets
CAD	350	11/06/22	2.203%	3 Month Canadian Banker’s Acceptance(2)	(10,283)	—	(10,283)	Citigroup Global Markets
CAD	700	02/22/42	2.865%	3 Month Canadian Banker’s Acceptance(1)	61,217	—	61,217	Citigroup Global Markets
CHF	3,500	07/20/14	0.406%	3 Month CHF LIBOR(1)	4,169	—	4,169	Credit Suisse First Boston Corp.
CHF	1,000	03/01/22	1.030%	6 Month CHF LIBOR(2)	5,687	—	5,687	Credit Suisse First Boston Corp.
COP	6,500,000	04/25/16	3.710%	1 Day COLIBOR OIS(2)	(43,398)	—	(43,398)	BNP Paribas
COP	3,300,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	13,146	—	13,146	Hong Kong & Shanghai Bank

COP	1,000,000	06/27/23	6.840%	1 Day COLIBOR OIS(2)	42,926	—	42,926	Deutsche Bank
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	44,565	—	44,565	Hong Kong & Shanghai Bank
DKK	31,000	01/25/16	0.910%	6 Month CIBOR(2)	30,654	—	30,654	Deutsche Bank
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	29,669	—	29,669	Credit Suisse First Boston Corp.
EUR	3,000	07/20/14	0.406%	3 Month EURIBOR(2)	11,536	—	11,536	Credit Suisse First Boston Corp.
EUR	3,000	08/19/14	1.065%	1 Day EUR EONIA OIS(2)	38,714	—	38,714	Hong Kong & Shanghai Bank
EUR	10,000	12/10/14	0.035%	1 Day EUR EONIA OIS(1)	11,136	—	11,136	Hong Kong & Shanghai Bank
EUR	1,000	12/16/16	1.210%	1 Day EUR EONIA OIS(2)	40,266	—	40,266	Hong Kong & Shanghai Bank
EUR	5,500	12/10/17	0.452%	1 Day EUR EONIA OIS(2)	16,386	—	16,386	Hong Kong & Shanghai Bank
EUR	1,200	01/14/18	0.628%	1 Day EUR EONIA OIS(2)	13,439	—	13,439	Hong Kong & Shanghai Bank
EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	13,992	—	13,992	Citigroup Global Markets
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	(15,780)	—	(15,780)	Citigroup Global Markets
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	(26,301)	—	(26,301)	Bank of America
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	24,565	—	24,565	Citigroup Global Markets
GBP	2,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	(109,853)	—	(109,853)	Bank of Nova Scotia
GBP	200	09/27/22	1.790%	3 Month GBP LIBOR(2)	(16,949)	—	(16,949)	Hong Kong & Shanghai Bank
GBP	2,600	01/13/32	2.788%	6 Month GBP LIBOR(2)	(241,531)	—	(241,531)	Barclays Capital Group
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	(146,736)	—	(146,736)	Hong Kong & Shanghai Bank
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	77,252	—	77,252	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	5,922	—	5,922	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	(365)	—	(365)	Hong Kong & Shanghai Bank
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	82,985	—	82,985	Hong Kong & Shanghai Bank
HUF	620,000	11/19/18	4.290%	6 Month BUBOR(2)	(45,528)	—	(45,528)	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	57,007	—	57,007	Deutsche Bank
ILS	25,000	03/06/14	1.580%	3 Month TELBOR(1)	(87,738)	—	(87,738)	Deutsche Bank
ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	5,704	—	5,704	Hong Kong & Shanghai Bank
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	42,054	—	42,054	Deutsche Bank
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	59,530	—	59,530	Credit Suisse First Boston Corp.
INR	55,000	03/11/14	7.600%	1 Day MIBOR(1)	11,392	—	11,392	Hong Kong & Shanghai Bank
JPY	300,000	01/15/16	0.790%	3 Month YEN LIBOR(2)	(93,746)	—	(93,746)	Barclays Capital Group
JPY	60,000	02/02/21	1.265%	6 Month YEN LIBOR(2)	33,946	—	33,946	Barclays Capital Group
JPY	96,000	02/16/21	1.365%	6 Month YEN LIBOR(2)	60,924	—	60,924	Barclays Capital Group

JPY	50,000	06/02/21	1.200%	6 Month YEN LIBOR(2)	24,194	—	24,194	Barclays Capital Group
JPY	45,000	06/16/21	1.170%	6 Month YEN LIBOR(2)	20,600	—	20,600	Barclays Capital Group
JPY	40,000	06/28/21	1.123%	6 Month YEN LIBOR(2)	16,800	—	16,800	Barclays Capital Group
JPY	30,000	07/22/21	1.090%	6 Month YEN LIBOR(2)	11,681	—	11,681	Citigroup Global Markets
JPY	220,000	07/26/22	0.745%	6 Month YEN LIBOR(2)	15,827	—	15,827	Barclays Capital Group
JPY	55,000	11/20/22	0.748%	6 Month YEN LIBOR(2)	3,151	—	3,151	Barclays Capital Group
JPY	120,000	12/27/22	0.803%	6 Month YEN LIBOR(2)	12,106	—	12,106	Hong Kong & Shanghai Bank
JPY	175,000	03/15/23	0.755%	6 Month YEN LIBOR(2)	8,312	—	8,312	Barclays Capital Group
JPY	145,000	04/15/23	0.750%	6 Month YEN LIBOR(2)	4,462	—	4,462	Credit Suisse First Boston Corp.
JPY	85,500	07/21/24	1.489%	6 Month YEN LIBOR(2)	54,411	—	54,411	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month YEN LIBOR(2)	39,331	—	39,331	Citigroup Global Markets
JPY	70,000	08/02/26	1.534%	6 Month YEN LIBOR(2)	43,647	—	43,647	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month YEN LIBOR(2)	64,699	—	64,699	Citigroup Global Markets
JPY	35,000	10/02/27	1.238%	6 Month YEN LIBOR(2)	4,525	—	4,525	Barclays Capital Group
JPY	55,000	11/05/27	1.270%	6 Month YEN LIBOR(2)	8,505	—	8,505	Barclays Capital Group
JPY	40,000	12/04/27	1.261%	6 Month YEN LIBOR(2)	5,103	—	5,103	Citigroup Global Markets
JPY	40,000	12/14/27	1.235%	6 Month YEN LIBOR(2)	3,510	—	3,510	Citigroup Global Markets
JPY	120,000	02/20/28	1.353%	6 Month YEN LIBOR(2)	31,481	—	31,481	Deutsche Bank
JPY	200,000	04/16/28	1.235%	6 Month YEN LIBOR(2)	13,883	—	13,883	Barclays Capital Group
JPY	110,000	08/18/31	1.750%	6 Month YEN LIBOR(2)	60,841	—	60,841	Barclays Capital Group
JPY	25,000	08/30/31	1.750%	6 Month YEN LIBOR(2)	13,660	—	13,660	Barclays Capital Group
JPY	240,000	01/18/32	1.638%	6 Month YEN LIBOR(2)	65,279	—	65,279	Barclays Capital Group
JPY	30,000	11/05/32	1.563%	6 Month YEN LIBOR(2)	3,048	—	3,048	Barclays Capital Group
JPY	160,000	11/14/32	2.390%	6 Month YEN LIBOR(2)	5,956	—	5,956	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month YEN LIBOR(2)	4,839	—	4,839	Citigroup Global Markets
JPY	40,000	07/09/42	1.705%	6 Month YEN LIBOR(2)	(2,230)	—	(2,230)	Barclays Capital Group
JPY	20,000	10/02/42	1.659%	6 Month YEN LIBOR(2)	(5,164)	—	(5,164)	Barclays Capital Group

JPY	70,000	01/28/43	1.955%	6 Month YEN LIBOR(2)	28,043	—	28,043	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 Month YEN LIBOR(1)	(74,382)	—	(74,382)	Credit Suisse First Boston Corp.
JPY	45,000	05/28/43	2.088%	6 Month YEN LIBOR(1)	(33,553)	—	(33,553)	Deutsche Bank
JPY	45,800	05/29/43	2.013%	6 Month YEN LIBOR(1)	(25,710)	—	(25,710)	Morgan Stanley
JPY	100,000	06/03/43	1.970%	6 Month YEN LIBOR(2)	45,515	—	45,515	JPMorgan Chase
MXN	45,000	12/02/15	5.090%	28 Day Mexican Interbank Rate(2)	44,630	—	44,630	Deutsche Bank
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	56,716	—	56,716	Credit Suisse First Boston Corp.
MXN	17,100	02/18/22	6.600%	28 Day Mexican Interbank Rate(2)	(9,012)	—	(9,012)	Barclays Capital Group
MXN	31,100	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(50,707)	—	(50,707)	Morgan Stanley
MXN	6,000	10/26/22	5.940%	28 Day Mexican Interbank Rate(2)	(26,774)	—	(26,774)	Barclays Capital Group
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(156,473)	—	(156,473)	Barclays Capital Group
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	(12,537)	—	(12,537)	Barclays Capital Group
NOK	47,000	11/07/14	2.170%	6 Month NIBOR(1)	(28,658)	—	(28,658)	Citigroup Global Markets
NOK	30,000	05/10/16	1.935%	6 Month NIBOR(2)	54,379	—	54,379	Royal Bank of Scotland Group PLC
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	34,677	—	34,677	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	14,881	—	14,881	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	45,067	—	45,067	Citigroup Global Markets
NZD	1,480	03/26/17	3.810%	3 Month BBR(2)	(205)	—	(205)	Hong Kong & Shanghai Bank
NZD	1,700	08/09/18	4.145%	3 Month BBR(2)	1,254	—	1,254	Hong Kong & Shanghai Bank
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	(78,459)	—	(78,459)	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	(9,558)	—	(9,558)	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	63,894	—	63,894	Deutsche Bank
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	153,456	—	153,456	UBS AG
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	141,868	—	141,868	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	(30,496)	—	(30,496)	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	(48,372)	—	(48,372)	Hong Kong & Shanghai Bank
PLN	4,500	11/19/23	4.050%	6 Month WIBOR(2)	(44,384)	—	(44,384)	Credit Suisse First Boston Corp.
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(114,462)	—	(114,462)	UBS AG
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(71,807)	—	(71,807)	Hong Kong & Shanghai Bank
PLN	3,500	03/18/43	3.380%	6 Month WIBOR(1)	176,850	—	176,850	Hong Kong & Shanghai Bank
RUB	70,000	04/10/23	7.470%	3 Month MOSPRIME(2)	(1,479)	—	(1,479)	Deutsche Bank
SEK	25,000	05/10/16	1.363%	3 Month STIBOR(2)	36,089	—	36,089	Royal Bank of Scotland Group PLC
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	15,634	—	15,634	Citigroup Global Markets
SEK	3,000	01/16/23	2.200%	3 Month STIBOR(2)	(11,930)	—	(11,930)	Barclays Capital Group
SGD	1,800	01/08/18	0.935%	6 Month SOR(2)	(16,563)	—	(16,563)	Bank of America
SGD	2,500	07/31/18	1.650%	6 Month SOR(2)	18,084	—	18,084	Hong Kong & Shanghai Bank
THB	100,000	05/14/16	2.630%	3 Month BIBOR(2)	14,794	—	14,794	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	23,829	—	23,829	Bank of America

TWD	390,000	09/29/15	1.090%	3 Month Secondary Market CP Bank Rate(1)	(23,988)	—	(23,988)	Bank of America
TWD	40,000	12/24/22	1.390%	3 Month Secondary Market CP Bank Rate(1)	22,913	—	22,913	Hong Kong & Shanghai Bank
ZAR	55,000	06/25/18	7.440%	3 Month JIBAR(2)	(122,424)	—	(122,424)	Hong Kong & Shanghai Bank
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	(71,755)	—	(71,755)	Credit Suisse First Boston Corp.
ZAR	5,000	09/03/33	8.970%	3 Month JIBAR(2)	(14,204)	—	(14,204)	Hong Kong & Shanghai Bank
	5,000	07/12/14	0.518%	3 Month LIBOR(2)	6,974	—	6,974	Bank of Nova Scotia
	9,600	03/08/15	0.383%	3 Month LIBOR(2)	21,011	—	21,011	Deutsche Bank
	4,900	01/25/16	0.496%	3 Month LIBOR(1)	(4,852)	—	(4,852)	Deutsche Bank
	9,625	08/31/16	0.934%	3 Month LIBOR(2)	103,620	—	103,620	Credit Suisse First Boston Corp.
	11,150	11/30/16	0.913%	3 Month LIBOR(1)	(62,525)	—	(62,525)	JPMorgan Chase
	3,100	02/24/17	1.192%	3 Month LIBOR(1)	(47,060)	—	(47,060)	Citigroup Global Markets
	2,100	01/08/18	0.935%	3 Month LIBOR(2)	(21,491)	—	(21,491)	Bank of America
	1,100	08/24/22	1.875%	3 Month LIBOR(2)	(52,560)	—	(52,560)	Hong Kong & Shanghai Bank
	720	02/24/42	2.864%	3 Month LIBOR(2)	(91,444)	—	(91,444)	Citigroup Global Markets

					$(662,743)	$—	$(662,743)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month EURIBOR and receives the floating rate of 1 Month EURIBOR plus 14.1 bps.
(4)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Forward rate agreements outstanding at January 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(3)	Counterparty
24,000	02/24/14	2.900%	10 Year CMS(2)	$(13,851)	$—	$(13,851)	Citigroup Global Markets
24,000	02/24/14	3.420%	CMM 100(1)	(13,851)	—	(13,851)	Citigroup Global Markets

				$(27,702)	$—	$(27,702)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at January 31, 2014:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
1,688	3 Month LIBOR	EUR	1,300	3 Month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	$(60,334)	$—	$(60,334)
326	3 Month LIBOR	EUR	250	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(9,532)	—	(9,532)

1,035	3 Month LIBOR plus 303 bps	EUR	750	6.500%	Citigroup Global Markets	02/10/14	(33,697)	(56,251)	22,554
1,986	3 Month LIBOR plus 472 bps	EUR	1,500	6.750%	Citigroup Global Markets	07/28/14	(124,722)	(56,992)	(67,730)
1,333	3 Month LIBOR plus 178 bps	EUR	1,000	7.500%	Citigroup Global Markets	10/14/14	(97,191)	(170,148)	72,957
1,364	3 Month LIBOR plus 247 bps	EUR	1,000	7.500%	Citigroup Global Markets	10/14/14	(58,569)	(156,521)	97,952
778	3 Month LIBOR plus 290 bps	EUR	600	7.500%	Citigroup Global Markets	10/14/14	(73,604)	(87,625)	14,021
808	3 Month LIBOR plus 623 bps	JPY	62,000	5.500%	Citigroup Global Markets	12/15/14	219,847	(12)	219,859
494	3 Month LIBOR plus 390 bps	EUR	400	5.000%	Citigroup Global Markets	03/18/15	(74,151)	(14,732)	(59,419)
2,105	3 Month LIBOR plus 190 bps	CHF	2,000	2.625%	Citigroup Global Markets	05/12/15	(158,647)	(78,305)	(80,342)
257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	55,587	(11,240)	66,827
307	3 Month LIBOR plus 333 bps	JPY	24,000	4.500%	Citigroup Global Markets	06/08/15	71,885	(12,097)	83,982
1,246	3 Month LIBOR plus 498 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	271,767	62	271,705
690	3 Month LIBOR plus 197 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	(8,768)	(16,600)	7,832
649	3 Month LIBOR plus 225 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	(48,540)	(16,422)	(32,118)
582	3 Month LIBOR plus 412 bps	EUR	480	4.500%	Citigroup Global Markets	11/30/15	(72,085)	(5,471)	(66,614)
263	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(5,318)	—	(5,318)
651	3 Month LIBOR plus 310 bps	EUR	500	3.625%	Citigroup Global Markets	02/01/16	(46,800)	43	(46,843)
303	3 Month LIBOR plus 272 bps	EUR	227	4.500%	Citigroup Global Markets	04/05/16	(24,325)	(15,773)	(8,552)
651	3 Month LIBOR plus 273 bps	EUR	500	4.500%	Citigroup Global Markets	04/05/16	(69,913)	(22,723)	(47,190)
960	3 Month LIBOR plus 218 bps	EUR	700	4.500%	Citigroup Global Markets	04/15/16	(58,277)	—	(58,277)
1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.750%	Citigroup Global Markets	11/14/16	258,027	66	257,961
327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(17,511)	(22,679)	5,168
325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(19,554)	(27,045)	7,491
1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.45%	Citigroup Global Markets	03/24/17	434,467	38,560	395,907
122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	(24,502)	(11,428)	(13,074)
244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	(48,730)	(20,832)	(27,898)
1,294	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 28.75 bps	Credit Suisse First Boston Corp.	10/15/14	(52,715)	—	(52,715)
1,111	3 Month LIBOR plus 265 bps	CHF	1,000	2.625%	Credit Suisse First Boston Corp.	05/12/15	(6,336)	(25,901)	19,565
567	3 Month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse First Boston Corp.	05/20/16	21,641	677	20,964

12,789	3 Month LIBOR	EUR	9,645	3 Month EURIBOR minus 26.00 bps	Deutsche Bank	01/25/15	(191,985)	—	(191,985)
293	3 Month LIBOR	EUR	220	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(2,822)	—	(2,822)
107	3 Month LIBOR	CHF	100	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(3,171)	—	(3,171)
461	3 Month LIBOR	EUR	350	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	(9,106)	—	(9,106)
TRY 4,800	7.700%		2,500	3 Month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(474,629)	—	(474,629)
TRY 7,729	8.820%		3,800	3 Month LIBOR	Hong Kong & Shanghai Bank	09/04/18	(422,439)	—	(422,439)
635	3 Month LIBOR	EUR	500	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	(37,102)	—	(37,102)
147	3 Month LIBOR plus 398 bps	EUR	120	4.50%	JPMorgan Chase	11/30/15	(16,828)	(2,177)	(14,651)

							$(1,018,682)	$(791,566)	$(227,116)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$152,251,925	$4,804,737
Asset-Backed Securities
Collateralized Loan Obligations	—	1,933,915	—
Residential Mortgage-Backed Securities	—	21,508,534	—
Bank Loans	—	1,886,228	656,737
Commercial Mortgage-Backed Security	—	1,997,189	—
Corporate Bonds	—	42,052,319	677,988
Municipal Bonds	—	3,212,383	—
U.S. Treasury Obligations	—	3,308,205	—
Preferred Stock	108,520	—	—
Affiliated Money Market Mutual Fund	4,152,533	—	—
Option Purchased	—	45,487	—
Other Financial Instruments*
Futures Contracts	385,333	—	—
Forward Foreign Currency Exchange Contracts	—	846,809	—
Credit Default Swap Agreements	—	2,758,001	—
Interest Rate Swap Agreements	—	(749,497)	(12,537)
Forward Rate Agreements	—	—	(27,702)
Currency Swap Agreements	—	(227,116)	—

Total	$4,646,386	$230,824,382	$6,099,223

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Bank Loans	Corporate Bonds	Interest Rate Swaps	Forward Rate Agreements
Balance as of 10/31/13	$5,027,381	$636,555	$670,317	$(1,075)	$19,543
Realized gain (loss)	—	—	—	— **	— **
Change in unrealized appreciation (depreciation)***	(252,287)	18,271	15,603	(11,462)	(47,245)
Purchases	—	—	—	—	—
Sales	—	—	(7,932)	—	—
Accrued discount/premium	29,643	1,911	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 01/31/14	$4,804,737	$656,737	$677,988	$(12,537)	$(27,702)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(109,464).
***	Of which, $(257,577) was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2014 was as follows:

Sovereign Bonds	57.1%
Residential Mortgage-Backed Securities	9.0
Banking	6.1
Foreign Agencies	4.0
Affiliated Money Market Mutual Fund	1.7
Capital Goods	1.6
Cable	1.6
U.S. Treasury Obligations	1.4
Municipal Bonds	1.4
Media & Entertainment	1.2
Technology	1.1
Telecommunications	1.1
Insurance	1.1
Electric	1.0
Commercial Mortgage-Backed Security	0.8
Collateralized Loan Obligations	0.8
Foods	0.8
Metals	0.8
Non-Captive Finance	0.6
Brokerage	0.6
Healthcare & Pharmaceutical	0.6
Paper	0.5
Automotive	0.5
Chemicals	0.4
Consumer	0.4
Pipelines & Other	0.4
Energy - Integrated	0.4
Building Materials & Construction	0.3
Real Estate Investment Trusts	0.3
Energy - Other	0.3
Aerospace & Defense	0.3
Airlines	0.3
Retailers	0.3
Tobacco	0.3
Financials	0.2
Oil, Gas & Consumable Fuels	0.2
Gaming	0.2
Railroads	0.1
Packaging	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2014

*	Print the name and title of each signing officer under his or her signature.